Equity Investments, Basis Difference (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity [Abstract]
Equity method investments, difference between carrying amount and underlying equity	$ 6	$ 6	$ 5